Investments - Summary of Changes in Fair Value and Related Accounting for Investment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Beginning balance	$ (346)
Ending balance	(320)	$ (346)
Fair value [member] | Sinofert [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	212	266	$ 252
Decrease in fair value and recognition of impairment		(76)
Increase in fair value subsequent to recognition of impairment		22
Increase in fair value during the year	46		14
Ending balance	258	212	266
Unrealized (loss) gain [member] | Sinofert [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	(367)	(313)	(327)
Decrease in fair value and recognition of impairment		(76)
Increase in fair value subsequent to recognition of impairment		22
Increase in fair value during the year	46		14
Ending balance	(321)	(367)	(313)
Impact of unrealized loss on OCI and AOCI [member] | Sinofert [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	22	66	52
Decrease in fair value and recognition of impairment		(66)
Increase in fair value subsequent to recognition of impairment		22
Increase in fair value during the year	46		14
Ending balance	68	22	66
Impact of unrealized loss on net income and retained earnings [member] | Sinofert [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	(389)	(379)	(379)
Decrease in fair value and recognition of impairment		(10)
Ending balance	$ (389)	$ (389)	$ (379)